Financial Liabilities - Components of Financial Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Canadian Health Care Trust Notes Tranche A [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
Canadian Health Care Trust Notes Tranche B [Member]
Debt Instrument [Line Items]
Stated interest rate	9.00%	9.00%
Mexican Development Banks Credit Facility due 2025 [Member]
Debt Instrument [Line Items]
Variable rate description	28 day Interbank Equilibrium Interest Rate ("TIIE") + 4.80%	28 day Interbank Equilibrium Interest Rate ("TIIE") + 4.80%
Basis spread on variable rate	4.80%	4.80%
Variable rate basis	28 day Interbank Equilibrium Interest Rate ("TIIE")	28 day Interbank Equilibrium Interest Rate ("TIIE")
Secured Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Stated interest rate	8.00%	8.00%
Secured Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate	8.25%	8.25%
Canadian Health Care Trust Notes Tranche C [Member]
Debt Instrument [Line Items]
Stated interest rate	7.50%	7.50%
Mexican Development Banks Credit Facility due 2021 [Member]
Debt Instrument [Line Items]
Variable rate description	28 day Interbank Equilibrium Interest Rate ("TIIE") + 3.70%	28 day Interbank Equilibrium Interest Rate ("TIIE") + 3.70%
Basis spread on variable rate	3.70%	3.70%
Variable rate basis	28 day Interbank Equilibrium Interest Rate ("TIIE")	28 day Interbank Equilibrium Interest Rate ("TIIE")
Tranche B Term Loan [Member]
Debt Instrument [Line Items]
Stated interest rate	3.50%	6.00%
Floor rate	0.75%	1.25%
Variable rate description	LIBOR + 2.75	LIBOR + 4.75
Basis spread on variable rate	2.75%	4.75%
Variable rate basis	LIBOR	LIBOR